UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd., Suite 306

Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 9/30/16

Item 1.  Reports to Stockholders.

Nile Africa, Frontier and Emerging Fund

Semi-Annual Report

September 30, 2016

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Africa, Frontier and Emerging Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

NILE FUNDS 2016 SEMIANNUAL REPORT

Introduction

Nile Capital Management is proud to announce its 2016 semiannual update for the Nile Africa, Frontier and Emerging Fund (Symbol: NAFAX), an actively managed mutual fund that focuses on the continent of Africa, frontier and emerging markets. This report covers the period from March 31, 2016 through September 30, 2016.

Performance Overview

For the six month period ending September 30, 2016, the Nile Africa, Frontier and Emerging Fund (NAFAX, load-waived) gained +10.23%. This compares favorably with performance of the MSCI Emerging Markets Index (+9.75%), MSCI Frontier Markets Index (+3.13%) and Dow Jones Africa Titans 50 Index (+9.78%) over the same period.

From its inception on 4/28/10 through 9/30/16, the Fund has returned +3.16% annualized. This compares favorably with performance of +0.85% for the MSCI Emerging Markets Index, +2.29% for the MSCI Frontier Markets Index, and -2.81% for the Dow Jones Africa Titans 50 Index over the same period.

What Worked, What Did Not

On a country level, South Africa was the top contributor to performance for the past 6 months. We continue to be optimistic on the growth of companies focused on opportunities across the Sub-Saharan Africa (SSA) region. On an industry level, pharmaceuticals and diversified financial services were the best performers for the past 6 months. The strongest individual contributor was Naspers Ltd1, a South Africa based e-commerce firm with ownership across electronic and print media, television and internet services, as well as publishing. Naspers continues to benefit from an astute investment in the Chinese internet and e-commerce powerhouse, Tencent Holdings.

On the flip side, Kenya was the worst performing country and asset managers and air freight & logistics were the worst performing industries in the portfolio. The top individual detractor to performance was Centum Investment Co Ltd1, a private equity investment firm based in Kenya with portfolio companies across financial services, real estate, energy and infrastructure. Kenya’s market has been impacted by the passage of a bank rate cap bill that was unexpected by the industry and widely viewed as a populist measure ahead of elections. The company's Two Rivers real estate development project is not directly impacted by the bill and is the largest contributor, roughly one-quarter, to the company’s net asset value. However, Centum does own Sidian Bank, which will be negatively impacted by the bill and contributes just under one-tenth of Centum’s net asset value. We continue to monitor the company for opportunistic trades.

1 As of 9/30/2016, Naspers and Centum were 13.9% and 5.0% of the portfolio respectively

Conclusion

While recovery in emerging markets have outpaced frontier markets, we believe frontier and Africa have further potential for price recovery. Earnings growth expectations this year have been trending down for the U.S. and emerging markets, while holding up better for Africa—thus, from a valuation perspective, Africa looks quite attractive to us currently.

Our portfolios remain positioned to capture the long-term dynamics of economic growth in Africa and the frontier.

We thank you for your continued interest, loyalty and investment.  This continues to be a volatile time for the global economy, emerging markets and Africa. We believe Africa today holds much of the long-term promise and many of the investment opportunities that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that may greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa and the frontier and emerging markets can be a bumpy ride. But we are gratified you have decided to invest with us.

Larry Seruma,

Chief Investment Officer

Nile Africa, Frontier and Emerging Fund Performance Summary as of September 30, 2016
Fund Inception Date is 4/28/2010

Fund Name	6 Month Return	1 Year Return	5 Year Annualized Return	Annualized Return Since Inception
Nile Africa, Frontier & Emerging Fund (NAFAX) Without Load	10.23%	-0.27%	5.58%	3.16%
Nile Africa, Frontier & Emerging Fund (NAFAX) With 5.75% Load	3.86%	-5.99%	4.34%	2.22%
Dow Jones Africa Titans 50 Index	9.78%	12.18%	-1.05%	-2.81%
MSCI Emerging Markets Index	9.75%	16.78%	3.03%	0.85%
MSCI Frontier Markets Index	3.13%	0.91%	4.64%	2.29%

Returns for Nile Africa, Frontier and Emerging Fund are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, Nile Africa, Frontier and Emerging Fund's total annual operating expense ratio (gross) is 2.71% for Class A. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2017, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Class A shares, subject to possible recoupment from the Funds in future years. Please review the Fund's prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-682-3742.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Funds. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-877-682-3742. The prospectus should be read carefully before investing. The Nile Funds are distributed by Northern Lights Distributors, LLC. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.

Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund's investments. ETF's are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations. The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.

There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In general, the price of a fixed income security falls when interest rates rise. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

7928-NLD-11/10/2016

Nile Africa, Frontier and Emerging Fund
Portfolio Review (Unaudited)
September 30, 2016

The Fund's performance figures for each of the below periods ended September 30, 2016, as compared to its benchmarks:

	Six Months	One Year	Three Years	Five Years	Since Inception *
Nile Africa, Frontier and Emerging Fund
Class A - Without Sales Load	10.23%	(0.27)%	(5.25)%	5.58%	3.16%
Class A - With Sales Load **	3.86%	(5.99)%	(7.11)%	4.34%	2.22%
Class C	9.82%	(1.00)%	(5.96)%	4.79%	2.37%
Institutional Class	10.45%	(0.01)%	(5.03)%	5.84%	0.87%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)	3.13%	0.91%	(0.17)%	4.64%	2.29%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)	3.13%	0.91%	(0.17)%	4.64%	1.21%
MSCI Emerging Markets Index (Since 4/28/10 - Class A and Class C)	9.75%	16.78%	(0.56)%	3.03%	0.85%
MSCI Emerging Markets Index (Since 11/3/10 - Institutional Class)	9.75%	16.78%	(0.56)%	3.03%	(1.34)%

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 23 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Performance for periods greater than one year have been annualized. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's July 29, 2016 Prospectus, are 2.71%, 3.46% and 2.46% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742). Class A shares are subject to a maximum initial sales charge (load) of 5.75% of the amount invested.

Portfolio Analysis
As of September 30, 2016

Sector/Investment Type				% of Net Assets
Media				13.9%
Building Materials				11.1%
Retail				10.0%
Engineering & Construction				9.1%
Auto Parts & Equipment				7.7%
Software				6.3%

Insurance	5.8%
Investment Companies	5.0%
Food	4.0%
Holding Companies-Diversified	3.9%
Other Industries	23.3%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value

	COMMON STOCK - 99.2%
	AUTO PARTS & EQUIPMENT - 7.7%
359,283	Invicta Holdings Ltd.	$ 1,463,912

	BANKS - 3.5%
65,100	Standard Bank Group Ltd.	665,948

	BUILDING MATERIALS - 11.1%
1,098,602	Afrimat Ltd.	2,116,314

	CHEMICALS - 2.2%
1,152	Robertet SA	418,602

	COMMERCIAL SERVICES - 2.0%
117,350	Curro Holdings Ltd.	377,193

	COMPUTERS - 2.4%
37,787	EOH Holdings Ltd.	460,712

	DISTRIBUTION/WHOLESALE - 1.0%
162,989	Pinnacle Holdings Ltd.	197,228

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
4,200	Capitec Bank Holdings Ltd.	196,397
31,533	PSG Group Ltd.	460,799
		657,196
	ENGINEERING & CONSTRUCTION - 9.1%
926,724	Consolidated Infrastructure Group Ltd. *	1,738,039

	FOOD - 4.0%
70,030	Oceana Group Ltd.	580,661
13,500	Shoprite Holdings Ltd.	187,893

		768,554
	HOLDING COMPANIES-DIVERSIFIED - 3.9%
922	Financiere de L'Odet	746,128

	HOME FURNISHINGS - 0.5%
16,000	Steinhoff International Holdings Ltd.	91,395

	INSURANCE - 5.8%
5,700,000	Kenya Reinsurance Corp. Ltd.	1,114,667

	INVESTMENT COMPANIES - 5.0%
2,443,300	Centum Investment Co. Ltd. *	953,189

	MEDIA - 13.9%
15,385	Naspers Ltd.	2,657,414

	MINING - 2.6%
39,503	Anglo American PLC *	496,518

	OIL & GAS - 0.3%
5,000	Parex Resources, Inc. *	63,344

	PHARMACEUTICALS - 0.7%
68,995	Ascendis Health Ltd.	141,189

	RETAIL - 10.0%
79,755	Famous Brands Ltd.	956,973
403,247	Spur Corp. Ltd.	961,840
		1,918,813
	SOFTWARE - 6.3%
992,405	AdaptIT Holdings Ltd.	1,000,975
3,000	Open Text Corp.	194,580
		1,195,555
	TELECOMMUNICATIONS - 3.8%
530,301	Blue Label Telecoms Ltd.	732,713

	TOTAL COMMON STOCK	18,974,623
	(Cost - $19,150,933)

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
177,035	AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.15% +				177,035
	TOTAL SHORT-TERM INVESTMENTS (Cost - $177,035)

	TOTAL INVESTMENTS - 100.1% (Cost - $19,327,968) (a)				$ 19,151,658
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(27,031)
	NET ASSETS - 100.00%				$ 19,124,627

	PLC - Public Limited Company
	* Non-income producing security.
	+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2016.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,327,968
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$ 2,042,572
				Unrealized depreciation	(2,218,882)
				Net Unrealized depreciation	$ (176,310)
		Portfolio Composition (Unaudited) (b)
		South Africa	77.8%
		Kenya	10.8%
		France	6.1%
		Britain	2.6%
		Canada	1.3%
		United States	0.9%
		Netherlands	0.5%
		Total	100.0%
		(b) Based on total value of investments.
		Percentages may differ from the portfolio of investments which are based on Fund net assets.

Nile Africa, Frontier and Emerging Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in Securities:
At cost	$ 19,327,968
At value	$ 19,151,658
Receivable for Securities Sold	515,126
Foreign Currency (identified cost $81,114)	81,990
Dividends and Interest Receivable	22,065
Receivable for Fund Shares Sold	590
Prepaid Expenses and Other Assets	33,560
Total Assets	19,804,989

Liabilities:
Payable for Securities Purchased	587,464
Accrued Advisory Fees	32,195
Payable for Fund Shares Redeemed	2,561
Other Accrued Liabilities	58,142
Total Liabilities	680,362

Net Assets	$ 19,124,627

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$ 13,574,006
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,200,601
Net Asset Value and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.31
Maximum Offering Price ($11.31/.9425)	$ 12.00

Class C Shares:
Net Assets	$ 1,209,783
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	110,397
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 10.96

Institutional Class Shares:
Net Assets	$ 4,340,838
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	380,558
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.41

Composition of Net Assets:
At September 30, 2016, Net Assets consisted of:
Paid-in-Capital	$ 23,090,669
Accumulated Net Investment Loss	(220,629)
Accumulated Net Realized Loss From Investments
and Foreign Currency Transactions	(3,569,979)
Net Unrealized Depreciation on
Investments and Foreign Currency Translations	(175,434)
Net Assets	$ 19,124,627

(a) Subject to a 2.00% redemption fee on shares redeemed within 90 days.

Nile Africa, Frontier and Emerging Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2016

Investment Income:
Dividend Income (net of $28,653 foreign taxes)	$ 188,681
Interest Income	101
Total Investment Income	188,782

Expenses:
Investment Advisory Fees	139,301
Distribution Fees
Class A	16,580
Class C	5,935
Registration & Filing Fees	25,067
Transfer Agent Fees	16,072
Custody Fees	15,723
Administration Fees	13,034
Fund Accounting Fees	10,026
Legal Fees	10,026
Insurance Expense	9,039
Audit Fees	7,277
Printing Expense	5,014
Trustees Fees	2,500
Non 12B-1 Shareholder Servicing Fees	2,487
Miscellaneous Expenses	1,253
Total Expenses	279,334
Expenses Waived	(47,880)
Net Expenses	231,454

Net Investment Loss	(42,672)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) on:
Investments	241,824
Foreign Currency Transactions	(36,997)
Net Change in Unrealized Appreciation on:
Investments	1,639,281
Foreign Currency Translations	415
Net Realized and Unrealized Gain on Investments and Foreign Currency	1,844,523

Net Increase in Net Assets Resulting From Operations	$ 1,801,851

Nile Africa, Frontier and Emerging Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	For the Year
	September 30, 2016	Ended
	(Unaudited)	March 31, 2016

Operations:
Net Investment Loss	$ (42,672)	$ (227,429)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	204,827	(3,068,779)
Net Change in Unrealized Appreciation (Depreciation) on Investments and
Foreign Currency Translations	1,639,696	(3,456,046)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,801,851	(6,752,254)

Distributions to Shareholders From:
Net Realized Gains
Class A ($0.00 and $0.01 per share, respectively)	-	(12,122)
Class C ($0.00 and $0.01 per share, respectively)	-	(1,125)
Institutional Class ($0.00 and $0.01 per share, respectively)	-	(3,232)
Total Distributions to Shareholders	-	(16,479)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (30,969 and 210,940 shares, respectively)	318,614	2,435,686
Distributions Reinvested (0 and 1,019 shares, respectively)	-	10,326
Cost of Shares Redeemed (198,738 and 707,636 shares, respectively)	(2,058,563)	(8,030,844)
Total Class A Transactions	(1,739,949)	(5,584,832)

Class C:
Proceeds from Shares Issued (182 and 6,711 shares, respectively)	1,800	86,038
Distributions Reinvested (0 and 105 shares, respectively)	-	1,031
Cost of Shares Redeemed (14,048 and 52,653 shares, respectively)	(143,199)	(598,481)
Total Class C Transactions	(141,399)	(511,412)

Institutional Class:
Proceeds from Shares Issued (1,262 and 94,841 shares, respectively)	13,500	1,101,265
Distributions Reinvested (0 and 159 shares, respectively)	-	1,624
Cost of Shares Redeemed (25,532 and 225,179 shares, respectively)	(266,251)	(2,794,878)
Total Institutional Class Transactions	(252,751)	(1,691,989)

Redemption Fees	3	1,538

Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(2,134,096)	(7,786,695)

Net Decrease in Net Assets	(332,245)	(14,555,428)

Net Assets:

Beginning of Period	19,456,872	34,012,300
End of Period	$ 19,124,627	$ 19,456,872

Accumulated Net Investment Loss at End of Period	$ (220,629)	$ (177,957)

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year		For the Year		For the Year		For the Year		For the Year
	September 30, 2016		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012

Net Asset Value, Beginning of Period	$ 10.26		$ 13.24		$ 14.55		$ 14.28		$ 11.57		$ 11.84
From Operations:
Net investment income (loss) (a)	(0.02)		(0.10)		0.04		0.13		0.05		0.04
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	1.07		(2.87)		(1.03)		0.56		2.86		(0.29)	(b)
Total from operations	1.05		(2.97)		(0.99)		0.69		2.91		(0.25)
From redemption fees	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01		0.04
Distributions to shareholders from:
Net investment income	-		-		-		(0.40)		(0.21)		(0.06)
Net realized gains	-		(0.01)		(0.32)		(0.02)		-		-
Total distributions	-		(0.01)		(0.32)		(0.42)		(0.21)		(0.06)
Net Asset Value, End of Period	$ 11.31		$ 10.26		$ 13.24		$ 14.55		$ 14.28		$ 11.57

Total Return	10.23%	(d,e)	(22.45)%	(e)	(6.76)%		4.92%		25.46%	(e)	(1.68)%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,574		$ 14,033		$ 24,683		$ 31,202		$ 20,083		$ 8,338
Ratio to average net assets:
Expenses, Gross	3.02%	(f)	2.71%		2.42%		2.49%		2.96%		3.73%
Expenses, Net of Reimbursement/Recoupment	2.50%	(f)	2.50%		2.50%		2.50%		2.50%		2.50%
Net investment income (loss), Gross	(0.98)%	(f)	(1.07)%		0.37%		0.95%		(0.11)%		(0.88)%
Net investment income (loss), Net of Reimbursement/Recoupment	(0.46)%	(f)	(0.86)%		0.28%		0.94%		0.35%		0.35%
Portfolio turnover rate	338%	(d)	82%		151%		113%		126%		174%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(c) Amount less than $0.01.
(d) Not Annualized

(e) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(f) Annualized

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year		For the Year		For the Year		For the Year		For the Year
	September 30, 2016		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012

Net Asset Value, Beginning of Period	$ 9.98		$ 12.98		$ 14.38		$ 14.10		$ 11.39		$ 11.75
From Operations:
Net investment income (loss) (a)	(0.06)		(0.19)		(0.06)		0.06		(0.06)		(0.07)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	1.04		(2.80)		(1.02)		0.52		2.84		(0.28)	(b)
Total from operations	0.98		(2.99)		(1.08)		0.58		2.78		(0.35)
From redemption fees	-		0.00	(c)	0.00	(c)	0.00	(c)	0.01		0.04
Distributions to shareholders from:
Net investment income	-		-		-		(0.28)		(0.08)		(0.05)
Net realized gains	-		(0.01)		(0.32)		(0.02)		-		-
Total distributions	-		(0.01)		(0.32)		(0.30)		(0.08)		(0.05)
Net Asset Value, End of Year	$ 10.96		$ 9.98		$ 12.98		$ 14.38		$ 14.10		$ 11.39

Total Return	9.82%	(d,e)	(23.05)%	(e)	(7.47)%		4.18%		24.56%	(e)	(2.49)%	(e)

Ratios/Supplemental Period
Net assets, end of period (in 000's)	$ 1,210		$ 1,240		$ 2,208		$ 3,087		$ 3,411		$ 4,320
Ratio to average net assets:
Expenses, Gross	3.77%	(f)	3.46%		3.17%		3.24%		3.76%		4.26%
Expenses, Net of Reimbursement/Recoupment	3.25%	(f)	3.25%		3.25%		3.25%		3.25%		3.25%
Net investment income (loss), Gross	(1.73)%	(f)	(1.82)%		(0.36)%		0.41%		(0.98)%		(1.68)%
Net investment income (loss), Net of Reimbursement/Recoupment	(1.21)%	(f)	(1.61)%		(0.44)%		0.40%		(0.47)%		(0.67)%
Portfolio turnover rate	338%	(d)	82%		151%		113%		126%		174%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.

(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(c) Amount less than $0.01.
(d) Not Annualized

(e) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(f) Annualized

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year		For the Year		For the Year		For the Year		For the Year
	September 30, 2016		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012

Net Asset Value, Beginning of Period	$ 10.33		$ 13.31		$ 14.59		$ 14.31		$ 11.59		$ 11.85
From Operations:
Net investment income (loss) (a)	(0.01)		(0.07)		0.06		0.16		0.09		0.07
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	1.09		(2.90)		(1.02)		0.57		2.86		(0.31)	(b)
Total from operations	1.08		(2.97)		(0.96)		0.73		2.95		(0.24)
From redemption fees	-		0.00	(c)	0.00	(c)	0.00	(c)	0.01		0.04
Distributions to shareholders from:
Net investment income	-		-		-		(0.43)		(0.24)		(0.06)
Net realized gains	-		(0.01)		(0.32)		(0.02)		-		-
Total distributions	-		(0.01)		(0.32)		(0.45)		(0.24)		(0.06)
Net Asset Value, End of Period	$ 11.41		$ 10.33		$ 13.31		$ 14.59		$ 14.31		$ 11.59

Total Return	10.45%	(d,e)	(22.33)%	(e)	(6.53)%		5.19%		25.76%	(e)	(1.52)%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,341		$ 4,184		$ 7,121		$ 9,836		$ 4,510		$ 1,274
Ratio to average net assets:
Expenses, Gross	2.77%	(f)	2.46%		2.17%		2.24%		2.65%		3.49%
Expenses, Net of Reimbursement/Recoupment	2.25%	(f)	2.25%		2.25%		2.25%		2.25%		2.25%
Net investment income (loss), Gross	(0.73)%	(f)	(0.82)%		0.53%		1.12%		0.25%		(0.57)%
Net investment income (loss), Net of Reimbursement/Recoupment	(0.21)%	(f)	(0.61)%		0.44%		1.11%		0.67%		0.67%
Portfolio turnover rate	338%	(d)	82%		151%		113%		126%		174%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(c) Amount less than $0.01.
(d) Not Annualized

(e) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(f) Annualized

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2016

September 30, 2016

1.

ORGANIZATION

The Nile Africa, Frontier and Emerging Fund (formerly the Nile Pan Africa Fund) (the “Fund”) is a non-diversified series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to provide long term total return.  The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed within 90 days or purchase.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the securities embedded option values; (xiii) and information about the financial condition of the issuer and its prospects.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2016 for the Fund’s investments measured at fair value:

Nile Africa, Frontier and Emerging Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,974,623	$ -	$ -	$ 18,974,623
Short-term Investments	177,035	-	-	177,035
Bonds & Notes	-	-	-	-
Total	$ 19,151,658	$ -	$ -	$ 19,151,658

*Please refer to the Portfolio of Investments for industry classifications.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

There were no significant transfers between Level 1 and Level 2 during the period presented for the Fund. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The Fund may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statement of Operations, if any.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015, or expected to be taken in the Fund’s 2016 tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year or period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement (the “Advisory Agreement”), with the Trust on behalf of the Fund, investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Advisor receives a monthly fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended September 30, 2016, advisory fees incurred by the Fund were $139,301.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2017, so that the total annual operating expenses of the Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed. For the six months ended September 30, 2016, the Adviser waived management fees in the amount of $47,880. As of September 30, 2016, the total amount of expense reimbursements subject to recapture is $56,466 which is subject to recapture by March 31, 2019.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the six months ended September 30, 2016, the Fund incurred distribution fees of $16,580 and $5,935 for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  During the six months ended September 30, 2016, the Distributor received $910 in underwriting commissions for sales of Class A shares of Nile Africa, Frontier and Emerging Fund, of which $118 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund.  Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2016 for the Fund were $62,723,229 and $140,229,961, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

As of March 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed net investment loss, unrealized depreciation, and accumulated net investment loss from investments is primarily attributable to the mark to market treatment of open forward contracts and passive foreign investment companies, and the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund elected to defer such capital losses of $2,309,498.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $84,237.

At March 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of net operating losses and ordinary income distributions, and adjustments for passive foreign investment companies, resulted in reclassifications for the year ended March 31, 2016 as follows:

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

6.

REDEMPTION FEES

The Fund may assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the six months ended September 30, 2016 the Fund assessed $3 in redemption fees.

7.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2016, the shareholders listed below held more than 25% of the voting securities of Fund shares for the benefit of others:

Shareholder

Percent

Charles Schwab & Co.

29.70%

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Nile Africa, Frontier and Emerging Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2016

As a shareholder of the Nile Africa, Frontier and Emerging Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period*	Ending Account Value 9/30/16	Expenses Paid During Period*
Nile Africa, Frontier and Emerging Fund
Class A	2.50%	$1,000.00	$1,102.30	$13.18	$1,012.53	$12.61
Class C	3.25%	$1,000.00	$1,098.20	$17.09	$1,008.77	$16.37
Institutional Class	2.25%	$1,000.00	$1,104.50	$11.87	$1,013.79	$11.36

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2016

Renewal of Advisory Agreement- Nile Africa, Frontier and Emerging Fund

In connection with a meeting held on March 4, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Nile Capital Investment Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”) discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Nile Capital Management (“NCM”) and the Trust, with respect to Nile Africa, Frontier and Emerging Fund (the “AFE Fund” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to NCM and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor.  The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees discussed the extent of NCM’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed NCM’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Independent Trustees considered and discussed, among other things, the Adviser’s personnel’s expertise and leadership in African securities, specifically highlighting that they had been featured in many leading financial publications for their knowledge of the African and Frontier/Emerging markets..  The Independent Trustees noted the Adviser’s compliance history and were pleased with the Adviser’s strong track record.  They noted the Adviser has a plan to grow the Fund with new products that could benefit shareholders. In all, the Trustees concluded that the Adviser has provided a level of service consistent with the Board’s expectations.

Performance.  The Board reviewed the performance of the AFE Fund, noting that the Fund underperformed the MSCI Emerging Markets Index for the one year period, but outperformed the Fund’s benchmark index for both the three year and since inception periods. The Board noted that the Fund underperformed the MSCI Frontier Markets Index for the one year and three year periods, but outperformed the Fund’s benchmark index since the Fund’s inception.  The Trustees reviewed the AFE Fund’s performance relative to its peers, noting that the AFE Fund outperformed its peer group.  The Board noted that the Fund’s long term focus shows that it can perform as intended and concluded that the Adviser has the potential to continue to deliver satisfactory returns for the shareholders over the long-term.

Fees and Expenses.  The Board noted the Adviser charges the AFE Fund an advisory fee of 1.50% of the average net assets of the Fund.  The Board observed that the AFE Fund recently changed its investment strategy to include Frontier and Emerging markets.  The Board discussed the AFE Fund’s advisory fee compared to the management fees of a peer group of similarly managed funds, noting that the AFE Fund’s advisory fee was below the peer group average.  The Board, including the Independent Trustees, next considered the net expense ratio for the AFE Fund and the average expense ratio of the peer group, noting that the Fund’s net expense ratio of 2.50% (for Class A shares) was higher than the peer group average, but noted that this was in part due to the Fund’s  low asset levels compared to the funds in the peer group.  The Trustees concluded that, in light of these factors, the advisory fee was not unreasonable.

Economies of Scale.  The Board, including the Independent Trustees, considered whether economies of scale had been realized in connection with the Adviser’s management of the AFE Fund.  After discussion, it was the consensus of the Board that based on the current size of the AFE Fund, economies of scale have not yet been realized, but the matter would be revisited in the future as the Fund grows.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser and whether the profit represents a fair entrepreneurial profit for the services NCM renders to the Fund. The Board discussed NCM’s profitability from its relationship to the AFE Fund, noting that the Adviser realized a modest profit in connection with the advisory services it provides to the Fund.  In addition, the Board observed the fact that, after marketing and distribution efforts, the Adviser reported a

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2016

loss from its relationship with the AFE Fund. As such, the Trustees concluded the Adviser’s level of profitability from its relationship with the AFE Fund was not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees concluded that the advisory fee structure is fair and reasonable and that renewing the Advisory Agreement is in the best interests of the AFE Fund and its shareholders.

PRIVACY NOTICE Rev. December 2011
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

       ▪ Social Security number                             ▪ Purchase History

       ▪ Assets                                                        ▪ Account Balances

       ▪ Retirement Assets                                     ▪ Account Transactions

       ▪ Transaction History                                  ▪ Wire Transfer Instructions

       ▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust doesn’t jointly market.

Investment Adviser

Nile Capital Management, LLC

116 Village Blvd., Suite 306

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein, David Friedenshohn and Karl E. White are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, Principal Executive Officer/President

Date

12/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, Principal Executive Officer/President

Date

12/8/2016

By (Signature and Title)

/s/Andy Chen

       Andy Chen, Principal Financial Officer/Secretary and Treasurer

Date

12/8/2016